9. Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current expense									$ 3,049	$ 2,960	$ 2,546
Deferred income tax expense									(560)	176	78
Total income tax	$ 374	$ 1,113	$ 535	$ 467	$ 672	$ 834	$ 845	$ 785	$ 2,489	$ 3,136	$ 2,624